Note 7 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Senior secured debt	$ 106,999	$ 286,287
Less: Deferred finance fees	(2,380)	(7,257)
Total long term debt net of deferred finance fees	104,619	279,030
Current portion of long term debt	5,324	16,908
Long term debt	99,295	262,122
Less: Deferred finance fees	0	(323)
Total Debt net of deferred finance fees and debt discounts	104,619	309,007
Debt Related to Vessels Held for Sale [Member]
Total long term debt net of deferred finance fees	0	29,977
Alpha Bank [Member]
Senior secured debt	0	20,075
AT Bank [Member]
Senior secured debt	0	21,875
AT Bank Bridge Facility [Member]
Senior secured debt	0	10,500
OFI Facility [Member]
Senior secured debt	0	69,849
CMBFL Leasing [Member]
Senior secured debt	0	88,560
BoComm [Member]
Senior secured debt	20,227	44,466
Cargill International SA [Member]
Senior secured debt	29,116	30,962
Avic International Leasing Co., Ltd [Member]
Senior secured debt	57,656	0
ABN Bank [Member]
Senior secured debt	$ 0	$ 30,300